Commitments and Contingencies (Details Textual) (USD $)	1 Months Ended	12 Months Ended
	May 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Commitments And Contingencies [Line Items]
Operating Leases, Rent Expense, Net		$ 1,032,000	$ 1,081,000	$ 1,124,000
Litigation Settlement, Amount	$ 400,000